CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (1,256,020)	$ 108,006	$ (910,786)	$ 190,620
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Gain) on extinguishment of debt	0	(277,734)	(333,823)	(1,051,734)
Common stock issued for services and compensation	85,965	65,000	65,000	12,500
Common stock issued for employee compensation	138,570	0
Depreciation	34,007	6,059	6,367	6,110
Amortization of debt discount/debt accretion			0	2,500
Changes in operating assets and liabilities:
Accounts receivable	0	51,256	51,256	(51,256)
Inventory and inventory deposits	(844,252)	3,426	(876,078)	49,070
Prepaid expenses	(37,248)	(12,581)	(11,133)	(6,045)
Service contract - related party			(350,000)	0
Other assets			(19,359)	0
Accounts payable	(38,792)	(75,645)	77,298	86,360
Accrued expenses	39,396	36,879	26,441	147,148
Accrued compensation			(56,880)	256,284
Membership deposits and accrued benefits	3,349,966	0	10,020	0
Deferred income	10,750	0	600	0
Net cash used in operating activities	1,482,342	95,334	(2,321,077)	(358,443)
Cash flows from investing activities:
Capital expenditures	(340,069)	0	(249,634)	0
Acquisition of Powerdyne EB-5 license	(25,000)	(150,000)	(200,000)	0
Net cash used in investing activities	(365,069)	(150,000)	(449,634)	0
Cash flows from financing activities:
Sale of common stock	0	3,000,000	3,000,000	0
Proceeds from capital contribution for acquisition of Powerdyne			150,000	0
Proceeds from capital contributions	0	150,000	188,178	0
Cash paid for deferred financing costs	(34,295)	0	(14,489)	0
Repayments to related party			(52,844)	(1,871)
Repayments of notes payable	(27,870)	0
Net advances from related party	206,162	(18,007)
Proceeds from issuance of notes payable			0	40,000
Proceeds from deposit on proposed business combination	0	139,885	0	525,000
Payment to shareholder to facilitate proposed business combination	0	(75,000)	0	(50,000)
Net cash provided by financing activities	143,997	3,196,878	3,270,845	513,129
Net increase (decrease) in cash and cash equivalents	1,261,270	2,951,544	500,134	154,686
Cash and cash equivalents at beginning of year	655,405	155,271	155,271	585
Cash and cash equivalents at end of year	1,916,675	3,106,815	655,405	155,271
Supplemental disclosure of cash flow information:
Cash paid for interest	2,870	437	437	562
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Issuance of note payable to seller of Powerdyne	0	100,000
Issuance of stock for related party advances settlement	$ 49,364	$ 0
Repayment of accounts payable and advances with common stock			47,075	27,551
Conversion of notes payable and accrued interest			58,279	70,479
Discount on convertible notes payable			0	2,500
Forgiven accrued compensation			1,673,774	0
Investment in Powerdyne with note payable			250,000	0
Net liabilities assumed in GX-Life acquisition			$ 17,247	$ 0